DERIVATIVE LIABILITIES - Narrative Secured Convertible Loan (Details) $ / shares in Units, $ in Thousands, $ in Thousands				1 Months Ended						12 Months Ended	13 Months Ended
	Aug. 30, 2024 CAD ($) $ / shares	May 25, 2023 USD ($) tranches	Mar. 10, 2021 shares	Aug. 31, 2024 CAD ($) shares	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CAD ($)	Jan. 31, 2024 CAD ($) $ / shares	Nov. 30, 2023 USD ($) shares	Nov. 30, 2023 CAD ($) $ / shares shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 CAD ($)	May 25, 2023 CAD ($) tranches
Disclosure of financial liabilities [line items]
Losses on change in fair value of derivatives										$ 26
Private placement (in shares) | shares			14,584,098							17,322,915 [1]
Phylos Bioscience Inc. ("Phylos")
Disclosure of financial liabilities [line items]
Number of remaining tranches, secured convertible loan | tranches		2										2
Phylos Bioscience Inc. ("Phylos") | Secured convertible loan
Disclosure of financial liabilities [line items]
Derivative liabilities										$ 368	$ 1,743	$ 1,424
Financial liability derecognized						$ 752			$ 1,385
Losses on change in fair value of derivatives										762	$ 319
British American Tobacco, Plc
Disclosure of financial liabilities [line items]
Issuance of shares through private placement, price per share (CAD per share) | $ / shares							$ 3.2203		$ 3.2203
Private placement (in shares) | shares								38,679,525	38,679,525
British American Tobacco, Plc | Non-voting class A preference shares
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 31,594						$ 1,921
Financial liability derecognized				$ 4,339
Losses on change in fair value of derivatives										7,189
Second and third | Phylos Bioscience Inc. ("Phylos")
Disclosure of financial liabilities [line items]
Secured convertible loan advanced		$ 4,750
Second | Phylos Bioscience Inc. ("Phylos")
Disclosure of financial liabilities [line items]
Secured convertible loan, payment period		12 months
Second | Phylos Bioscience Inc. ("Phylos") | Secured convertible loan
Disclosure of financial liabilities [line items]
Cash advances and loans made to other parties, classified as investing activities								$ 2,750
Second | British American Tobacco, Plc
Disclosure of financial liabilities [line items]
Issuance of shares through private placement, price per share (CAD per share) | $ / shares	$ 3.2203
Private placement (in shares) | shares				8,463,435
Third | Phylos Bioscience Inc. ("Phylos")
Disclosure of financial liabilities [line items]
Secured convertible loan, payment period		24 months
Third | Phylos Bioscience Inc. ("Phylos") | Secured convertible loan
Disclosure of financial liabilities [line items]
Cash advances and loans made to other parties, classified as investing activities					$ 1,000
Third | British American Tobacco, Plc | Non-voting class A preference shares
Disclosure of financial liabilities [line items]
Derivative liabilities										$ 4,771

[1]	[1] The Company implemented a consolidation of its common shares in July 2023 and the number of common shares have been retrospectively adjusted. Refer to Note 1 for further information.